Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2017
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Property, Plant and Equipment, Net

8.	PROPERTY, PLANT AND EQUIPMENT, NET

	Buildings and improvements	Telecommunications network plant and equipment	Furniture, fixture, motor vehicles and other equipment	Total
	RMB	RMB	RMB	RMB
Cost/Deemed cost:
Balance at January 1, 2016, as previously reported	97,459	819,257	29,607	946,323
Adjusted for the Eighth Acquisition (Note 1)	—	61	3	64

Balance at January 1, 2016, as restated	97,459	819,318	29,610	946,387
Additions	664	1,335	480	2,479
Transferred from construction in progress	2,053	78,287	1,739	82,079
Disposals	(754)	(74,976)	(1,753)	(77,483)
Disposal of a subsidiary	—	—	(3)	(3)
Reclassification	87	(128)	41	—

Balance at December 31, 2016, as restated	99,509	823,836	30,114	953,459

Additions	583	532	410	1,525
Transferred from construction in progress	1,967	87,129	1,707	90,803
Disposals	(709)	(68,719)	(1,936)	(71,364)
Disposal of a subsidiary	—	(33)	—	(33)
Reclassification	(18)	(272)	290	—

Balance at December 31, 2017	101,332	842,473	30,585	974,390

Accumulated depreciation and impairment:
Balance at January 1, 2016, as previously reported	(47,102)	(504,015)	(21,225)	(572,342)
Adjusted for the Eighth Acquisition (Note 1)	—	(39)	(2)	(41)

Balance at January 1,2016, as restated	(47,102)	(504,054)	(21,227)	(572,383)
Depreciation and impairment charge for the year	(4,527)	(56,956)	(2,267)	(63,750)
Written back on disposals	681	70,010	1,652	72,343
Disposal of a subsidiary	—	—	2	2
Reclassification	(70)	83	(13)	—

Balance at December 31, 2016, as restated	(51,018)	(490,917)	(21,853)	(563,788)

Depreciation and impairment charge for the year	(4,326)	(63,903)	(2,145)	(70,374)
Written back on disposal	620	63,553	1,839	66,012
Disposal of a subsidiary	—	17	—	17
Reclassification	18	184	(202)	—

Balance at December 31, 2017	(54,706)	(491,066)	(22,361)	(568,133)

Net book value at December 31, 2017	46,626	351,407	8,224	406,257

Net book value at December 31, 2016, as restated	48,491	332,919	8,261	389,671

In order to expedite the construction of the new generation network and create state-of-the-art network experience, the Group resolved to accelerate the upgrade and replacement of corporate information system equipment, IPTV equipment and CDN equipment in order to promote the long-term sustainable development of the Group.

During the year, after reviewing the current condition of existing network equipment and assessing the impact of the evolution in telecommunications technologies and the business development needs, the Company considered the estimated useful lives of corporate information system equipment, IPTV equipment and CDN equipment would change from previously anticipated. As a result, the Group changed the estimated depreciable lives of such equipment from 10 years to 5 years, which could more accurately and appropriately reflect the changes in the Group’s expected consumption pattern of economic benefits embodied in these assets.

The changes in accounting estimates are implemented with effect from October 1, 2017. Effect of changes in depreciable lives is estimated to increase depreciation expense by approximately RMB4,045 for the year ended December 31, 2017. The effect of such changes in depreciable lives represents a temporary difference, therefore does not have any effect on the total depreciation expenses of those assets during the assets’ lives.